UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
March 30, 2006 to April 12, 2006

Commission File Number of issuing entity: 333-126218-04

ML-CFC Commercial Mortgage Trust 2006-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-126218

Merrill Lynch Mortgage Investors, Inc.
(Exact name of depositor as specified in its charter)

Merrill Lynch Mortgage Lending, Inc. and Countrywide Commercial Real Estate Finance, Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Applied for, but not received yet from the I.R.S.
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A-1, A-2, A-3, A-3FL, A-3B, A-SB, A-4, A-1A, AM, AJ, B, C, D	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period of March 30, 2006 to April 12, 2006 for the holders of ML-CFC Commercial Mortgage Trust 2006-1, Commercial Mortgage Pass-Through Certificates, Series 2006-1 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
(a) On March 30, 2006, privately offered certificates identified as classes AN-FL, E, F, G, H, J, K, L, M, N, P, Q, Z and X (aggregating a $244,574,151 principal amount) and classes R-I and R-II, all issued as part of the ML-CFC Commercial Mortgage Trust 2006-1, Commercial Mortgage Pass-Through Certificates, Series 2006-1 (the “Privately Offered Certificates”), were sold.

(b) The Privately Offered Certificates were sold to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Countrywide Securities Corporation (“Countrywide Securities”).

(d) The Privately Offered Certificates were sold by the issuer to Merrill Lynch and Countrywide Securities in a private placement transaction, pursuant to an exemption from registration provided for by Section 4(2) of the Securities Act for transactions by the issuer not involving any public offering. The Privately Offered Certificates were further offered to 1) “qualified institutional buyers” within the meaning of Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), 2) “accredited investors” within the meaning of paragraphs (1), (2), (3) and (7) of Rule 501(a) of Regulation D under the Securities Act and entities in which all of the equity owners come within those paragraphs and 3) entities and other persons that are located outside of the United States of America, its territories and possessions, and that are not “U.S. person” within the meaning of Rule 902(k) of Regulation S under the Securities Act.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
No updates to report.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a)	99.1 Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the distribution on April 12, 2006.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Merrill Lynch Mortgage Investors, Inc.
Date:	April 25, 2006
/s/ David M. Rodgers
David M. Rodgers
Executive Vice President, Chief Officer in Charge of Commercial Mortgage Securitization